ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.5%

Aerospace/Defense – 3.5%
HEICO Corp.	19,865	$5,446,983

Auto Parts & Equipment – 5.0%
Allison Transmission Holdings, Inc.	65,946	7,719,639

Commercial Services – 7.5%
Moody’s Corp.	13,098	5,714,003
Rollins, Inc.	108,791	5,810,527
Total Commercial Services		11,524,530

Computers – 4.0%
Science Applications International Corp.	64,367	6,109,716

Diversified Financial Services – 4.1%
Intercontinental Exchange, Inc.	40,360	6,347,821

Electronics – 4.0%
Amphenol Corp., Class A	48,298	6,102,452

Engineering & Construction – 11.3%
Comfort Systems USA, Inc.	6,962	9,600,529
IES Holdings, Inc.(a)(b)	16,485	7,854,608
Total Engineering & Construction		17,455,137

Food – 4.2%
Sprouts Farmers Market, Inc.(b)	83,000	6,401,790

Healthcare - Products – 15.0%
Abbott Laboratories	52,749	5,415,740
ResMed, Inc.	27,050	6,072,184
Stryker Corp.	18,632	6,122,289
Thermo Fisher Scientific, Inc.	11,351	5,579,357
Total Healthcare - Products		23,189,570

Media – 3.2%
FactSet Research Systems, Inc.	22,638	4,912,219

Metal Fabricate/Hardware – 4.0%
Mueller Industries, Inc.	56,016	6,206,573

Pharmaceuticals – 12.5%
Cencora, Inc.	19,340	6,075,468
Henry Schein, Inc.(b)	86,345	6,363,626
McKesson Corp.	7,950	6,879,612
Total Pharmaceuticals		19,318,706

Retail – 5.5%
Casey’s General Stores, Inc.	11,688	8,507,228

Software – 11.3%
Adobe, Inc.(b)	18,696	4,544,623
Broadridge Financial Solutions, Inc.	28,892	4,694,372
Fair Isaac Corp.(b)	3,759	4,012,883
Intuit, Inc.	9,765	4,222,191
Total Software		17,474,069

Water – 4.4%
American Water Works Co., Inc.	49,981	6,801,914

Total Common Stocks (Cost $143,782,923)		153,518,347
Investments	Shares	Value
MONEY MARKET FUND – 0.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(c) (Cost $804,352)	804,352	$804,352

Total Investments – 100.0% (Cost $144,587,275)		154,322,699
Liabilities in Excess of Other Assets – (0.0)%**		(73,096)
Net Assets – 100.0%		$154,249,603

**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $13,052,419; the aggregate market value of the collateral held by the fund is $12,369,002. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $12,369,002.
(b)	Non-income producing security.
(c)	Rate shown reflects the 7-day yield as of March 31, 2026.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$153,518,347	$–	$–	$153,518,347
Money Market Fund	804,352	–	–	804,352
Total	$154,322,699	$–	$–	$154,322,699

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	3.5%
Auto Parts & Equipment	5.0
Commercial Services	7.5
Computers	4.0
Diversified Financial Services	4.1
Electronics	4.0
Engineering & Construction	11.3
Food	4.2
Healthcare - Products	15.0
Media	3.2
Metal Fabricate/Hardware	4.0
Pharmaceuticals	12.5
Retail	5.5
Software	11.3
Water	4.4
Money Market Fund	0.5
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.